INCOME TAXES - Loss Carry Forwards (Details) - Amounts related to tax losses $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2021	$ 16.4
2022	18.8
2023	34.2
2024	29.8
2025	7.3
2026 and onwards	367.2
Unlimited	158.3
Tax credit carryforward, amount	632.0
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2021	0.0
2022	0.0
2023	0.0
2024	0.0
2025	0.0
2026 and onwards	238.0
Unlimited	0.0
Tax credit carryforward, amount	238.0
U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2021	16.4
2022	18.8
2023	34.2
2024	14.9
2025	7.3
2026 and onwards	122.9
Unlimited	3.3
Tax credit carryforward, amount	217.8
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2021	0.0
2022	0.0
2023	0.0
2024	0.0
2025	0.0
2026 and onwards	0.0
Unlimited	60.3
Tax credit carryforward, amount	60.3
Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2021	0.0
2022	0.0
2023	0.0
2024	0.0
2025	0.0
2026 and onwards	0.0
Unlimited	94.7
Tax credit carryforward, amount	94.7
Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2021	0.0
2022	0.0
2023	0.0
2024	14.9
2025
2026 and onwards	0.0
Unlimited	0.0
Tax credit carryforward, amount	14.9
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2021	0.0
2022	0.0
2023	0.0
2024	0.0
2025	0.0
2026 and onwards	6.3
Unlimited	0.0
Tax credit carryforward, amount	$ 6.3